Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of exchange rates used

	Average rate			Closing rate
				Dec 31,	Dec 31,	Dec 31,
	2021	2020	2019	2021	2020	2019
USD (EUR 1)	1.1304	1.1412	1.1191	1.1326	1.2271	1.1234
AED (EUR 1)	4.1500	4.2091	4.0985	4.1654	4.5045	4.0795
INR (EUR 1)	85.1761	84.5737	78.7980	84.2292	89.6605	80.1870
CHF (EUR 1)	1.0814	-	-	1.0331	-	-
RSD (EUR 1)	117.3909	-	-	117.2747	-	-